GOODWILL (Tables)	12 Months Ended
Dec. 31, 2023
Intangible assets and goodwill [abstract]
Disclosure of reconciliation of changes in goodwill

(US$ MILLIONS)	Water and sewage concession agreements	Customer relationships	Computer software and proprietary technology	Brands and trademarks (1)	Other (1)	Total
Gross carrying amount
Balance at January 1, 2022	$2,054	$8,619	$3,689	$1,979	$787	$17,128
Changes in accounting policies (2)	—	—	—	—	(231)	(231)
Additions	256	—	204	4	78	542
Acquisitions through business combinations (3)	—	7,495	952	1,445	689	10,581
Dispositions	(1)	—	(5)	—	(9)	(15)
Assets reclassified as held for sale	(19)	(140)	—	—	—	(159)
Foreign currency translation	142	(256)	(86)	(41)	(37)	(278)
Balance at December 31, 2022	$2,432	$15,718	$4,754	$3,387	$1,277	$27,568
Additions	249	—	259	9	71	588
Acquisitions through business combinations (3)	—	65	1	—	8	74
Dispositions	(3)	(888)	(1,989)	(360)	(245)	(3,485)
Foreign currency translation	202	196	49	34	16	497
Balance at December 31, 2023	$2,880	$15,091	$3,074	$3,070	$1,127	$25,242
Accumulated amortization and impairment
Balance at January 1, 2022	$(237)	$(1,093)	$(734)	$(67)	$(191)	$(2,322)
Changes in accounting policies (2)	—	—	—	—	90	90
Amortization and impairment expense	(96)	(879)	(375)	(68)	(48)	(1,466)
Dispositions	2	—	4	—	1	7
Assets reclassified as held for sale	10	19	—	—	—	29
Foreign currency translation	(16)	37	6	13	7	47
Balances at December 31, 2022	$(337)	$(1,916)	$(1,099)	$(122)	$(141)	$(3,615)
Amortization and impairment expense	(85)	(1,022)	(479)	(89)	(55)	(1,730)
Dispositions	—	254	694	11	79	1,038
Foreign currency translation	(47)	(36)	3	(7)	(2)	(89)
Balance at December 31, 2023	$(469)	$(2,720)	$(881)	$(207)	$(119)	$(4,396)
Net book value
December 31, 2022	$2,095	$13,802	$3,655	$3,265	$1,136	$23,953
December 31, 2023	$2,411	$12,371	$2,193	$2,863	$1,008	$20,846
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(1)Brands and trademarks include indefinite life intangible assets with a carrying value of $2,151 million (2022: $2,425 million) primarily in the partnership’s infrastructure services and industrials segments. Other includes indefinite life intangible assets with a carrying value of $338 million associated with the partnership’s contractual rights to manage certain perpetual open-ended investment funds within the partnership’s Australian residential mortgage lender.
(2)See Note 2 for further details.
(3)See Note 3 for additional information.

(US$ MILLIONS)	2023	2022
Balance at beginning of year	$15,479	$8,585
Acquisitions through business combinations (1)	189	7,446
Impairment (2)	(605)	(111)
Dispositions	(1,091)	(3)
Assets reclassified as held for sale	—	(11)
Foreign currency translation	157	(427)
Balance at end of year	$14,129	$15,479
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(1)See Note 3 for additional information.
(2)Includes a goodwill impairment of $599 million at the partnership’s healthcare services for the year ended December 31, 2023.
Disclosure of goodwill allocated by segments
Goodwill, net of accumulated impairment losses, is allocated to the following cash-generating units as at December 31, 2023 and 2022:

(US$ MILLIONS)	2023	2022
Dealer software and technology services operation	$4,424	$4,580
Engineered components manufacturing operation	1,814	1,765
Advanced energy storage operation	1,743	1,702
Modular building leasing services	1,905	1,674
Lottery services operation	1,210	1,197
Healthcare services	690	1,310
Other operations	2,343	3,251
Total	$14,129	$15,479